UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Arizona Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.3%
	MUNICIPAL BONDS – 100.3%
	Education and Civic Organizations – 18.4%
$ 1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B, 5.000%, 7/01/47	7/26 at 100.00	AA	$1,128,330
500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41	7/25 at 100.00	AA	562,895
940	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2014, 5.000%, 8/01/44	8/24 at 100.00	Aa3	1,044,866
1,500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	1,688,835
1,250	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2016, 5.000%, 6/01/38	6/26 at 100.00	Aa2	1,420,638
230	Arizona Industrial Development Authority Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A, 6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	223,266
215	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%, 7/01/37, 144A	7/26 at 100.00	BB	223,176
220	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA-	242,200
25	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	25,808
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F.:
300	5.000%, 7/01/37	7/27 at 100.00	AA-	335,292
705	5.000%, 7/01/47	7/27 at 100.00	AA-	779,652
150	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G., 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	153,815
775	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017A., 5.000%, 3/01/48	9/27 at 100.00	AA-	857,677
290	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA-	320,227
170	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%, 7/01/27, 144A	No Opt. Call	BB	166,782
135	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A., 5.000%, 7/01/38	1/28 at 100.00	AA-	151,119
145	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	163,286
210	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%, 7/01/48	7/27 at 100.00	AA-	234,704
380	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	391,723

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 775	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	$880,516
1,125	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	1,242,810
800	Northern Arizona University, System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	902,928
460	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	491,036
25	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	25,537
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42	9/22 at 100.00	BB+	409,312
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%, 7/01/41	7/25 at 100.00	BBB-	428,404
105	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	102,559
100	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	98,279
220	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/35, 144A	7/25 at 100.00	Ba1	226,514
350	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	Ba1	360,675
160	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 3.250%, 7/01/25	No Opt. Call	BBB-	159,995
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A2	1,100,200
1,125	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (4)	6/22 at 100.00	A	1,220,130
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
100	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	101,949
320	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	326,733
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB	86,727
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	23,649
105	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017., 6.125%, 2/01/28, 144A	No Opt. Call	N/R	103,350
215	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B	194,966
250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	248,053

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 145	Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017, 5.000%, 7/01/34 – BAM Insured	7/26 at 100.00	AA	$164,288
470	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 – BAM Insured	6/24 at 100.00	AA	516,977
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/22	No Opt. Call	AA-	279,745
600	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa3	639,492
500	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015A, 5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	504,700
19,265	Total Education and Civic Organizations			20,953,815
	Health Care – 12.1%
590	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	AA-	647,372
500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 2011B-1&2, 5.000%, 3/01/41 – AGM Insured	3/21 at 100.00	AA	527,115
1,480	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	A-	1,557,167
1,510	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42	12/24 at 100.00	A2	1,665,983
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750	5.000%, 1/01/32	1/27 at 100.00	AA-	2,015,282
2,000	5.000%, 1/01/35	1/27 at 100.00	AA-	2,270,000
1,000	5.000%, 1/01/38	1/27 at 100.00	AA-	1,123,560
1,025	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured	9/20 at 100.00	AA	1,094,362
295	Yavapai County Industrial Development Authority, Arizona, Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical Center, Series 2016, 5.000%, 8/01/36	8/26 at 100.00	A	319,396
580	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Northern Arizona Healthcare System, Refunding Series 2011, 5.250%, 10/01/26	10/21 at 100.00	AA	634,607
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
500	5.000%, 8/01/20	No Opt. Call	A	535,170
750	5.250%, 8/01/33	8/23 at 100.00	A	826,245
500	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32	8/24 at 100.00	A-	569,875
12,480	Total Health Care			13,786,134
	Housing/Multifamily – 1.7%
1,990	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Western Groves Apartments Project, Series 2001B, Pass through Certificates Series 2002-4, 5.800%, 11/01/34 (Alternative Minimum Tax)	5/18 at 100.00	N/R	1,991,015

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.2%
$ 120	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	$117,625
940	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	941,232
220	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	233,974
30	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A., 6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	30,722
1,310	Total Long-Term Care			1,323,553
	Tax Obligation/General – 10.4%
550	Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	626,912
765	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	AAA	866,730
860	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	941,038
1,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	Aa1	1,134,920
370	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%, 7/01/37 (WI/DD, Settling 3/08/18)	7/27 at 100.00	Aa1	426,799
860	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E, 5.000%, 7/01/35	7/27 at 100.00	Aa2	995,252
750	Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017, 5.000%, 7/01/35	7/27 at 100.00	Aa3	847,785
690	Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AA-	799,123
335	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA	375,997
1,125	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,257,930
500	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project of 2011, Series 2013B, 5.000%, 7/01/32 – BAM Insured	7/23 at 100.00	AA	554,885
750	Pima County Unified School District 20 Vail, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 – AGM Insured	7/25 at 100.00	AA	849,075
800	Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A, 5.000%, 7/01/36 – BAM Insured	7/27 at 100.00	AA	903,616
500	Tucson, Arizona, Certificates of Participation, Refunding Series 2016, 4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	525,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B:
$ 360	4.500%, 7/01/33	7/24 at 100.00	AA-	$389,617
335	4.500%, 7/01/34	7/24 at 100.00	AA-	361,559
10,550	Total Tax Obligation/General			11,856,808
	Tax Obligation/Limited – 23.0%
330	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	350,123
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Subordinate Series 2013A, 5.000%, 7/01/38	7/22 at 100.00	AA+	1,103,270
2,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B, 5.000%, 10/01/26 – AGC Insured	4/20 at 100.00	AA	2,128,400
120	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA	124,475
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,117,440
100	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A	7/27 at 100.00	N/R	101,628
500	Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%, 7/01/30 – RAAI Insured	7/25 at 100.00	AA	569,225
450	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	460,836
143	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38	7/23 at 100.00	N/R	144,845
500	Eastmark Community Facilities District No. 1, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – AGM Insured	7/27 at 100.00	AA	556,075
295	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32 – AGM Insured	7/27 at 100.00	AA	329,828
345	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	375,557
750	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016, 4.000%, 7/15/36 – BAM Insured	7/26 at 100.00	AA	775,875
282	Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017, 5.200%, 7/01/37	7/27 at 100.00	N/R	287,197
400	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32	7/26 at 100.00	A1	420,020
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,053,230
60	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/18 at 100.00	BBB-	60,909
165	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – BAM Insured	7/27 at 100.00	AA	181,710
900	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/32	7/22 at 100.00	AA+	996,453
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA-	328,647

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 810	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36	12/22 at 100.00	A	$879,652
500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	565,100
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016:
520	4.000%, 8/01/33	8/26 at 100.00	AA	548,106
560	4.000%, 8/01/35	8/26 at 100.00	AA	586,482
760	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/42	8/28 at 100.00	AA	873,065
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
600	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	671,634
900	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	1,003,041
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/35	7/25 at 100.00	AAA	1,141,290
880	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AAA	1,027,734
	Scottsdale, Arizona, Waterfront Commercial Community Facilities District General Obligation Bonds, Series 2007:
265	6.000%, 7/15/27, 144A	5/18 at 100.00	N/R	264,603
310	6.050%, 7/15/32, 144A	5/18 at 100.00	N/R	307,625
805	Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/30	7/25 at 100.00	AA+	925,629
250	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.900%, 7/15/32	5/18 at 100.00	N/R	246,420
600	Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/31	7/26 at 100.00	AAA	694,074
1,500	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AAA	1,665,330
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
650	4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	656,968
985	5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,022,361
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	518,965
1,090	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A	7/21 at 100.00	N/R	1,127,115
100	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	5/18 at 100.00	N/R	96,309
24,225	Total Tax Obligation/Limited			26,287,246
	Transportation – 3.6%
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
390	5.000%, 7/01/40	7/25 at 100.00	A+	436,071
1,315	5.000%, 7/01/45	7/25 at 100.00	A+	1,465,791

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/30 (Alternative Minimum Tax)	7/23 at 100.00	AA-	$1,109,770
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	AA-	1,121,020
3,705	Total Transportation			4,132,652
	U.S. Guaranteed – 11.8% (5)
2,080	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	2,345,865
635	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2011D, 5.500%, 7/01/26 (Pre-refunded 7/01/20)	7/20 at 100.00	AA	692,182
2,000	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project 2006, Series 2008B, 5.750%, 7/01/28 (Pre-refunded 7/01/18)	7/18 at 100.00	Aa3	2,028,880
425	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30 (Pre-refunded 7/01/23)	7/23 at 100.00	Aa1	499,609
1,715	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Series 2008C, 5.000%, 7/01/27 (Pre-refunded 7/01/18)	7/18 at 100.00	A1	1,735,820
25	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, Series 2008, 5.000%, 7/01/27 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	Aa3	25,308
490	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33 (Pre-refunded 7/15/18)	7/18 at 100.00	N/R	500,780
165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.300%, 7/01/42 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	188,836
415	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	469,245
290	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R	315,476
450	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+	475,299
1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Baa3	1,016,730
1,000	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	A	1,114,110
1,225	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,388,011
575	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011, 7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+	675,556
12,490	Total U.S. Guaranteed			13,471,707
	Utilities – 7.6%
760	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	819,979

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 305	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A	$345,092
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A:
500	5.000%, 12/01/36	6/25 at 100.00	Aa1	569,215
1,000	5.000%, 12/01/45	6/25 at 100.00	Aa1	1,125,200
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38	1/27 at 100.00	Aa1	1,151,590
1,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2017A, 5.000%, 1/01/39	1/28 at 100.00	Aa1	1,746,765
1,805	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	2,117,680
830	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	5/18 at 100.00	N/R	781,794
7,700	Total Utilities			8,657,315
	Water and Sewer – 10.5%
1,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2008A, 5.000%, 10/01/20	10/18 at 100.00	AAA	1,020,910
1,285	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016, 5.000%, 1/01/35	1/26 at 100.00	AA+	1,458,321
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	559,270
790	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 5.000%, 7/01/45 – AGM Insured	7/26 at 100.00	AA	882,209
320	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	346,771
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/33	7/23 at 100.00	A-	540,675
735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	796,350
450	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	506,606
585	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29	7/24 at 100.00	AA+	669,380
1,000	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2016, 5.000%, 7/01/24	No Opt. Call	AA+	1,163,950
1,040	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AAA	1,175,065
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/27	7/22 at 100.00	AA	1,116,780
645	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	10/18 at 100.00	A+	645,974

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,000	Yuma Municipal Property Corporation, Arizona, Utility System Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28	7/25 at 100.00	AA-	$ 1,149,130
10,850	Total Water and Sewer			12,031,391

$ 104,565	Total Long-Term Investments (cost $111,787,650)			114,491,636
	Floating Rate Obligations – (0.7)%			(845,000)
	Other Assets Less Liabilities – 0.4%			552,564
	Net Assets – 100%			$ 114,199,200
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$114,491,636	$ —	$114,491,636

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2018, were as follows:
Tax cost of investments	$110,917,693
Gross unrealized:
Appreciation	$ 3,277,245
Depreciation	(548,730)
Net unrealized appreciation (depreciation) of investments	$ 2,728,515
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.2%
	MUNICIPAL BONDS – 96.2%
	Education and Civic Organizations – 16.2%
$ 1,000	Auraria Higher Education Center, Colorado, Parking Enterprise Revenue Bonds, Refunding Series 2015, 4.000%, 4/01/29 – AGM Insured	4/25 at 100.00	AA	$1,059,410
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds, Monument Academy Charter School Project, Refunding Series 2014:
290	4.000%, 10/01/24	No Opt. Call	A	308,264
720	3.625%, 10/01/29	10/24 at 100.00	A	718,294
1,005	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	1,008,538
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500	5.000%, 7/01/36, 144A	7/25 at 100.00	BB	503,320
500	5.250%, 7/01/46, 144A	7/25 at 100.00	BB	503,285
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	5/18 at 100.00	AA	1,000,330
505	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	571,635
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - DCS Montessori School, Refunding & Improvement Series 2012, 4.000%, 7/15/27	7/22 at 100.00	A	522,615
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44	1/24 at 100.00	A	534,535
450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	BB+	458,140
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB-	1,030,650
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34, 144A	7/24 at 100.00	BB+	1,014,220
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38	12/24 at 100.00	A	1,091,910
855	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	955,822
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 5.000%, 12/15/45	12/25 at 100.00	BBB-	1,046,510

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016:
$ 280	3.000%, 6/01/19	No Opt. Call	A	$285,062
230	4.000%, 6/01/21	No Opt. Call	A	244,911
500	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A	558,700
500	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43	4/23 at 100.00	A-	546,225
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012B, 5.000%, 9/01/33	9/22 at 100.00	A+	1,093,240
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
370	4.000%, 3/01/34	3/27 at 100.00	AA-	388,256
1,000	4.000%, 3/01/35	3/27 at 100.00	AA-	1,046,170
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017A:
1,190	4.000%, 12/01/34	12/27 at 100.00	Aa3	1,247,763
350	4.000%, 12/01/36	12/27 at 100.00	Aa3	364,921
400	4.000%, 12/01/37	12/27 at 100.00	Aa3	414,372
	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B:
500	5.000%, 12/01/31	12/27 at 100.00	Aa3	584,870
1,975	5.000%, 12/01/32	12/27 at 100.00	Aa3	2,302,968
3,000	5.000%, 12/01/47	12/27 at 100.00	Aa3	3,381,990
300	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017C., 4.000%, 12/01/36	12/27 at 100.00	Aa2	311,529
490	Colorado State Board of Community Colleges and Occupational Education, Systemwide Revenue Bonds, Red Rocks Community College Project, Series 2016, 3.250%, 11/01/33	11/25 at 100.00	Aa2	489,387
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B:
500	5.000%, 3/01/34	3/27 at 100.00	Aa3	576,635
500	5.000%, 3/01/41	3/27 at 100.00	Aa3	568,205
225	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017C, 4.000%, 3/01/47	3/28 at 100.00	Aa2	230,976
1,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	Aa2	1,031,640
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35	3/25 at 100.00	Aa3	2,091,920
1,425	Fort Lewis College, Colorado, Enterprise Revenue Bonds, Refunding Series 2016B, 4.000%, 10/01/31	10/26 at 100.00	Aa2	1,502,249

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,000	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	$1,028,840
645	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2014B-1, 4.000%, 6/01/34	6/24 at 100.00	Aa1	681,094
3,000	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2017A-2., 4.000%, 6/01/36	6/28 at 100.00	Aa1	3,149,220
2,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	2,221,560
36,205	Total Education and Civic Organizations			38,670,181
	Health Care – 12.0%
2,190	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Series 2012, 5.000%, 10/01/42	10/22 at 100.00	A	2,335,963
3,535	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, NCMC Inc., Series 2016, 4.000%, 5/15/32	5/26 at 100.00	A+	3,703,973
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	BBB+	1,024,790
1,530	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	BBB+	1,569,352
1,460	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.000%, 7/01/38	11/22 at 100.00	BBB+	1,552,476
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,510	5.250%, 1/01/40	1/23 at 100.00	BBB+	1,619,490
2,000	5.250%, 1/01/45	1/23 at 100.00	BBB+	2,139,500
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B:
3,500	5.000%, 9/01/31	9/25 at 100.00	A3	3,902,185
1,315	4.000%, 9/01/34	9/25 at 100.00	A3	1,341,563
1,565	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005A, 5.200%, 3/01/31 – AGM Insured	9/18 at 102.00	AA	1,617,302
1,450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	1,519,745
575	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2013A, 5.000%, 1/01/44	1/24 at 100.00	AA-	627,193
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A-	2,176,160
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A.:
845	4.000%, 5/15/34	5/27 at 100.00	A-	868,576
1,050	4.000%, 5/15/35	5/27 at 100.00	A-	1,071,861

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010:
$ 515	5.500%, 9/01/25	3/20 at 100.00	BBB-	$535,914
600	5.500%, 9/01/30	3/20 at 100.00	BBB-	616,530
250	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A, 5.000%, 12/01/39	12/23 at 100.00	BBB+	265,875
26,890	Total Health Care			28,488,448
	Housing/Multifamily – 0.5%
	Colorado Educational and Cultural Facilities Authority, Student Housing Revenue Refunding Bonds Campus Village Apartments Project, Series 2008:
810	5.000%, 6/01/22	8/18 at 100.00	A	821,097
50	5.500%, 6/01/38	8/18 at 100.00	A	50,788
280	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%, 11/01/27 – AGM Insured (Alternative Minimum Tax)	5/18 at 100.00	A2	280,812
1,140	Total Housing/Multifamily			1,152,697
	Housing/Single Family – 0.0%
80	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2011A-A, 4.850%, 11/01/26	5/21 at 100.00	Aaa	81,150
	Industrials – 0.1%
250	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A-	253,780
	Long-Term Care – 5.4%
1,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/47	6/27 at 100.00	A-	1,083,040
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	502,330
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	2,101,640
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 7.000%, 6/01/42 (4), (5)	6/22 at 100.00	N/R	183,467
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	1,068,640
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2015A, 5.000%, 12/01/35	6/25 at 100.00	BBB+	1,091,890
1,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	1,215,005

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
$ 450	5.000%, 6/01/35	6/25 at 100.00	A-	$488,057
3,000	5.000%, 6/01/45	6/25 at 100.00	A-	3,206,400
300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	328,617
1,430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017B., 5.000%, 5/15/48	5/23 at 100.00	BB+	1,499,226
12,265	Total Long-Term Care			12,768,312
	Tax Obligation/General – 7.5%
1,250	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015, 5.000%, 12/01/40	12/25 at 100.00	Aa2	1,416,075
150	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA	158,415
2,040	Eagle River Fire Protection District, Eagle County, Colorado, General Obligation Bonds, Series 2016, 4.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	2,086,818
	Eagle River Water and Sanitation District, Eagle County, Colorado, General Obligation Bonds, Series 2016:
780	4.500%, 12/01/36	12/26 at 100.00	AA-	846,261
2,500	5.000%, 12/01/45	12/26 at 100.00	AA-	2,824,575
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.250%, 12/01/34	12/22 at 100.00	N/R	580,641
1,500	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2017, 4.000%, 12/15/40	12/26 at 100.00	Aa2	1,559,700
505	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	AA	566,797
	Foothills Park and Recreation District, Subdistrict A, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015:
600	3.250%, 12/01/29 – AGM Insured	12/25 at 100.00	AA	603,258
440	5.000%, 12/01/30 – AGM Insured	12/25 at 100.00	AA	505,327
1,275	5.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	1,461,443
1,000	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018., 5.250%, 12/01/37 – AGM Insured	12/28 at 100.00	AA	1,159,470
	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Refunding Series 2014A:
1,000	4.000%, 12/01/32	12/24 at 100.00	Aa2	1,052,510
1,000	4.000%, 12/01/33	12/24 at 100.00	Aa2	1,047,540
750	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/35	12/26 at 100.00	AA+	790,162
1,040	Platte Valley Fire Protection District, Colorado, Certificates of Participation, Series 2012, 5.000%, 12/01/46	12/21 at 100.00	A3	1,099,904
16,380	Total Tax Obligation/General			17,758,896

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 29.6%
$ 1,650	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	AA	$1,823,662
1,340	Belle Creek Metropolitan District 1, Adams County, Colorado, General Obligation Refunding Bonds, Series 2011, 6.000%, 12/01/26	12/20 at 100.00	BB+	1,420,440
200	Breckenridge, Colorado, Certificates of Participation, Series 2016, 4.000%, 12/01/29	12/26 at 100.00	Aa3	213,216
525	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A., 5.000%, 12/01/37	12/22 at 103.00	N/R	538,178
845	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	863,996
500	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.625%, 12/01/38	12/23 at 100.00	BBB	560,380
130	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB+	137,292
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	498,735
2,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2017-J, 5.250%, 3/15/42	3/27 at 100.00	Aa2	2,317,800
2,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015, 5.000%, 8/01/36 – BAM Insured	8/25 at 100.00	AA	2,231,680
1,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	AA	1,102,990
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
1,200	5.000%, 8/01/41 – AGM Insured	8/26 at 100.00	AA	1,340,364
6,000	5.000%, 8/01/46 – AGM Insured	8/26 at 100.00	AA	6,678,600
500	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	524,080
500	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	494,780
975	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	958,132
1,185	Denver City and County School District 1, Colorado, Lease Purchase Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45	12/25 at 100.00	Aa3	1,330,056
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,000	5.000%, 12/01/29	12/26 at 100.00	Baa2	1,153,660
2,800	5.000%, 12/01/33	12/26 at 100.00	Baa2	3,161,228
500	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	500,295
2,000	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2017B, 5.000%, 12/15/42	12/26 at 100.00	Aa3	2,241,200
1,070	Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37	11/24 at 100.00	AA	1,210,769

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 484	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	$503,689
500	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	494,165
500	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	511,620
500	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	484,400
500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	526,785
300	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 4.000%, 12/01/27	12/20 at 100.00	BBB	304,356
800	Glen Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 – BAM Insured	12/25 at 100.00	AA	845,488
500	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	5/18 at 100.00	N/R	495,735
335	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.200%, 12/01/32	12/22 at 100.00	N/R	348,675
650	Heather Ridge Metropolitan District 1, Colorado, General Obligation Bonds, Refunding & Improvement Series 2016, 4.000%, 12/01/30 – AGM Insured	12/26 at 100.00	AA	686,329
1,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	1,017,270
650	High Plains Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 – NPFG Insured	12/27 at 100.00	Baa2	729,898
500	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	490,195
500	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	499,325
500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	507,685
	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016:
825	5.000%, 12/01/36	12/26 at 100.00	BBB+	907,063
1,805	5.000%, 12/01/41	12/26 at 100.00	BBB+	1,971,836
650	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	735,637
1,000	Montrose County, Colorado, Certificates of Participation, Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	1,078,800
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46	12/25 at 100.00	N/R	505,390

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 500	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	$491,020
725	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A, 5.625%, 12/01/37	12/22 at 103.00	N/R	727,864
500	Park 70 Metropolitan District, City of Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Baa3	527,500
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A:
1,055	5.000%, 12/01/33 – NPFG Insured	12/25 at 100.00	N/R	1,194,397
235	5.000%, 12/01/45	12/25 at 100.00	A	260,070
500	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	527,325
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A	12/22 at 100.00	N/R	1,549,110
2,500	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	AA	2,818,325
400	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/44	12/24 at 100.00	N/R	401,332
500	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	502,070
1,000	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010B, 5.000%, 12/01/40	12/20 at 100.00	A	1,071,720
1,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,021,360
200	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37	12/27 at 100.00	Ba1	214,332
350	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47	12/27 at 100.00	Ba1	371,609
500	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	493,740
150	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	162,762
1,112	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	N/R	1,176,129
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	816,982
770	Thornton Development Authority, Colorado, Tax Increment Revenue Bonds, North Washington Street Corridor Project, Refunding Series 2015, 3.250%, 12/01/28	12/24 at 100.00	A	771,363

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A:
$ 525	5.000%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	$591,455
1,250	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,392,162
500	4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	AA	506,245
	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 12/01/33	12/26 at 100.00	N/R	951,570
300	5.000%, 12/01/35	12/26 at 100.00	N/R	318,981
645	5.250%, 12/01/40	12/26 at 100.00	N/R	686,332
	Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500	5.000%, 12/01/35	12/25 at 100.00	AA	1,702,620
1,000	4.000%, 12/01/38	12/25 at 100.00	AA	1,038,450
	Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/30 – BAM Insured	12/25 at 100.00	AA	1,124,060
1,595	4.000%, 12/01/38 – BAM Insured	12/25 at 100.00	AA	1,618,303
500	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014A, 4.000%, 12/01/34 – BAM Insured	12/24 at 100.00	AA	518,235
65,481	Total Tax Obligation/Limited			70,493,297
	Transportation – 5.3%
500	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB-	553,790
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2009A, 5.000%, 11/15/31	11/19 at 100.00	A+	1,056,170
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/29	11/20 at 100.00	A+	1,077,700
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 11/15/33	11/23 at 100.00	A	1,132,210
855	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB-	924,435
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,135	0.000%, 9/01/19 – NPFG Insured	No Opt. Call	A-	1,103,481
1,675	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A-	1,498,589
750	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	Baa2	824,062
	Grand Junction Regional Airport Authority, Colorado, General Airport Revenue Bonds, Refunding Series 2016A:
1,215	5.000%, 12/01/32 – NPFG Insured	12/26 at 100.00	Baa2	1,372,743
1,275	5.000%, 12/01/33 – NPFG Insured	12/26 at 100.00	Baa2	1,433,304
1,000	5.000%, 12/01/34 – NPFG Insured	12/26 at 100.00	Baa2	1,116,130

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
$ 75	5.000%, 7/15/22	7/20 at 100.00	BBB+	$80,018
440	5.375%, 7/15/25	7/20 at 100.00	BBB+	469,124
11,920	Total Transportation			12,641,756
	U.S. Guaranteed – 14.3% (6)
	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008:
300	5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2	309,126
135	5.500%, 12/01/25 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2	139,107
2,000	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds, Series 2010, 6.250%, 12/01/35 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa2	2,244,900
	Adams State College, Alamosa, Colorado, Auxiliary Facilities Revenue Bonds, Improvement Series 2009A:
1,365	5.500%, 5/15/34 (Pre-refunded 5/15/19)	5/19 at 100.00	Aa2	1,430,315
1,000	5.500%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	Aa2	1,047,850
2,000	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2009, 5.000%, 12/15/33 (Pre-refunded 12/15/18)	12/18 at 100.00	AA	2,057,020
500	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R	509,185
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R	511,715
350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Parker Core Knowledge Charter School, Series 2010, 5.000%, 11/01/37 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	380,142
500	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Kent Denver School Project, Series 2010, 5.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	A	527,795
1,000	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Refunding Bonds, Vail Mountain School Project, Series 2010, 6.125%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	BBB-	1,094,940
1,070	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.250%, 5/15/26 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA	1,116,706
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	542,660
780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	872,680
1,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.500%, 5/15/28 (Pre-refunded 5/15/18)	5/18 at 100.00	A-	1,386,797
505	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2002, 5.000%, 12/15/32 (Pre-refunded 12/15/18) – AGM Insured	12/18 at 100.00	AA	519,398

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 1,200	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2008C, 5.500%, 11/15/48 (Pre-refunded 11/15/18)	11/18 at 100.00	AA	$1,235,544
295	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18 (ETM)	No Opt. Call	Aaa	305,788
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2013C:
675	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	N/R	771,194
625	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	Aa3	712,469
	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008:
490	5.500%, 11/01/19 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2	503,715
1,270	5.500%, 11/01/27 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2	1,305,547
1,000	Denver School District 1, Colorado, General Obligation Bonds, Series 2009A, 5.000%, 12/01/28 (Pre-refunded 6/01/19)	6/19 at 100.00	AA+	1,042,680
	Eagle River Fire Protection District, Colorado, Certificates of Participation, Series 2010:
100	6.125%, 12/01/19 (ETM)	No Opt. Call	N/R	106,131
440	6.625%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R	476,978
800	6.875%, 12/01/30 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R	870,656
800	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Water Revenue Bonds, Series 2009, 5.000%, 12/01/34 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA	847,088
835	Garfield County Public Library District, Colorado, Certificates of Participation, Regional Lease Purchase Financing Program, Series 2009, 5.375%, 12/01/27 (Pre-refunded 12/01/19)	12/19 at 100.00	A	889,526
	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Series 2009:
1,000	5.250%, 12/01/26 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2	1,028,950
1,835	5.250%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2	1,888,123
340	Lone Tree, Colorado, Sales & Use Tax Revenue Bonds, Recreation Projects Series 2008A, 5.000%, 12/01/20 (Pre-refunded 12/01/18)	12/18 at 100.00	AA+	349,343
2,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	2,238,220
1,000	Pueblo, Colorado, Certificates of Participation, Police Complex Project, Series 2008, 5.500%, 8/15/23 (Pre-refunded 8/15/18) – AGC Insured	8/18 at 100.00	AA	1,019,120
	Rio Blanco County School District RE-001 Meeker, Colorado, General Obligation Bonds, Series 2008:
500	5.250%, 12/01/22 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2	514,475
105	5.250%, 12/01/24 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R	108,040
45	5.250%, 12/01/24 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2	46,303
	University of Colorado, Enterprise System Revenue Bonds, Series 2009A:
335	5.750%, 6/01/28 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1	352,604
500	5.375%, 6/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1	523,965

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 1,095	Western State College of Colorado Board of Trustees, Revenue Bonds, Series 2009, 5.000%, 5/15/34 (Pre-refunded 5/15/19)	5/19 at 100.00	Aa2	$1,140,891
985	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R	1,029,167
32,150	Total U.S. Guaranteed			33,996,853
	Utilities – 1.4%
1,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2010, 6.125%, 10/01/40	10/20 at 100.00	BBB-	1,062,930
205	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB-	207,075
500	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2015A, 4.000%, 11/15/35	11/25 at 100.00	AA	525,355
1,295	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A	1,613,168
3,000	Total Utilities			3,408,528
	Water and Sewer – 3.9%
715	Colorado Water Resources and Power Development Authority, Small Water Resources Program Revenue Bonds, City of Fountain Utility Enterprise Project, Series 2011A, 5.000%, 9/01/36 – AGM Insured	9/21 at 100.00	AA	777,255
765	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 – BAM Insured	9/24 at 100.00	AA	800,190
500	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Donala Water and Sanitation District Project, Series 2011C, 5.000%, 9/01/36	9/21 at 100.00	AA-	543,535
1,000	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B, 4.125%, 8/01/26	8/21 at 100.00	Aa3	1,051,830
1,250	Denver City and County Board of Water Commissioners, Colorado, Water Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42	9/27 at 100.00	AAA	1,310,637
	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2015:
650	5.000%, 11/15/32	11/25 at 100.00	AA-	746,012
1,565	4.000%, 11/15/35	11/25 at 100.00	AA-	1,638,915
	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Refunding Series 2015:
500	3.000%, 12/01/29	12/25 at 100.00	AA	500,675
450	4.000%, 12/01/31	12/25 at 100.00	AA	478,323
500	Fort Lupton, Colorado, Water System Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	AA	568,100
250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/22	No Opt. Call	A-	274,705

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 525	Stonegate Village Metropolitan District, Colorado, Water Enterprise Revenue Bonds, Series 2015, 5.000%, 12/01/45 – AGM Insured	12/22 at 100.00	AA	$ 576,476
8,670	Total Water and Sewer			9,266,653

$ 214,431	Total Long-Term Investments (cost $223,314,471)			228,980,551

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.6%
	MUNICIPAL BONDS – 2.6%
	Tax Obligation/Limited – 2.6%
$ 1,000	Denver, Colorado, Certificates of Participation, Variable Rate Demand Obligations, Refunding Series 2008A-1, 1.090%, 12/01/29 (7)	5/18 at 100.00	A-1	$1,000,000
5,120	Denver, Colorado, Certificates of Participation, Denver Botanic Gardens Parking, Variable Rate Demand Obligations, Series 2008B, 1.090%, 12/01/29 (7)	5/18 at 100.00	A-1	5,120,000
$ 6,120	Total Short-Term Investments (cost $6,120,000)			6,120,000
	Total Investments (cost $229,434,471) – 98.8%			235,100,551
	Other Assets Less Liabilities – 1.2%			2,859,034
	Net Assets – 100%			$ 237,959,585
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$228,797,084	$183,467	$228,980,551
Short-Term Investments:
Municipal Bonds	—	6,120,000	—	6,120,000
Total	$ —	$234,917,084	$183,467	$235,100,551

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$229,514,237
Gross unrealized:
Appreciation	$ 6,963,397
Depreciation	(1,377,083)
Net unrealized appreciation (depreciation) of investments	$ 5,586,314
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.1%
	MUNICIPAL BONDS – 99.1%
	Education and Civic Organizations – 12.7%
$ 3,000	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Academy Project, Refunding & Improvement Series 2010, 5.375%, 9/01/35	9/20 at 100.00	A-	$3,235,530
1,400	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2011, 5.000%, 7/01/31	7/21 at 100.00	A+	1,522,836
500	New Mexico State University, Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	AA-	562,035
1,035	University of New Mexico, Revenue Bonds, Refunding & Improvement Subordinate Lien Series 2016A, 4.500%, 6/01/36	6/26 at 100.00	AA	1,129,454
1,225	University of New Mexico, Revenue Bonds, Refunding Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,295,499
750	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2012, 5.000%, 6/01/32	6/21 at 100.00	AA	821,122
1,000	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2014C, 5.000%, 6/01/35	6/24 at 100.00	AA	1,136,290
8,910	Total Education and Civic Organizations			9,702,766
	Health Care – 8.2%
1,250	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	5/18 at 100.00	A3	1,253,837
1,250	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2007A, 5.250%, 6/01/27	5/18 at 100.00	A-	1,253,225
805	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42	8/22 at 100.00	AA	875,808
1,545	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44	8/25 at 100.00	AA	1,712,154
1,010	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46	11/27 at 100.00	AA	1,129,917
5,860	Total Health Care			6,224,941
	Housing/Multifamily – 2.8%
1,075	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, Las Palomas Apartments, Series 2006C, 4.700%, 9/01/22 (Alternative Minimum Tax)	3/20 at 100.00	AA	1,119,731
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	5/18 at 100.00	N/R	1,000,660
2,075	Total Housing/Multifamily			2,120,391
	Housing/Single Family – 2.2%
690	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2009-B2, 5.250%, 9/01/34	3/19 at 100.00	AA+	704,511

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 170	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2011B, 5.000%, 3/01/28	3/21 at 100.00	AA+	$179,551
520	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2012A, 4.125%, 9/01/42	3/22 at 100.00	AA+	530,077
235	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2008D-2, 5.500%, 7/01/39	7/18 at 100.00	AA+	239,493
1,615	Total Housing/Single Family			1,653,632
	Long-Term Care – 3.6%
600	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB	625,788
1,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB	1,054,490
1,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/42	5/22 at 100.00	BBB-	1,033,970
2,600	Total Long-Term Care			2,714,248
	Tax Obligation/General – 7.1%
1,295	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2014A, 4.000%, 8/01/28	8/23 at 100.00	Aa1	1,372,545
1,000	Farmington Municipal School District 5, San Juan County, New Mexico, General Obligation Bonds, School Building Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Aa2	1,161,050
1,000	Hobbs Municipal School District 33, Lea County, New Mexico, General Obligation Bonds, School Series 2014A, 5.000%, 9/15/28	9/24 at 100.00	Aa2	1,155,100
515	Silver City Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37	8/25 at 100.00	Aa2	533,380
1,000	Taos Municipal School District, Taos County, New Mexico, General Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27	9/24 at 100.00	Aa2	1,149,070
4,810	Total Tax Obligation/General			5,371,145
	Tax Obligation/Limited – 38.8%
600	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2013, 5.000%, 7/01/28	7/23 at 100.00	AAA	681,138
1,195	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	AAA	1,351,174
500	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2016C, 4.000%, 7/01/34	7/26 at 100.00	AAA	524,920
1,450	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1996B, 5.700%, 4/01/27 – NPFG Insured	No Opt. Call	AAA	1,740,261
1,240	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2017A, 4.000%, 6/15/34	6/27 at 100.00	AAA	1,318,070
475	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	506,013
200	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	196,514

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Clayton, New Mexico, Jail Project Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 11/01/29	11/25 at 100.00	BBB+	$1,100,730
600	Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015, 4.000%, 8/01/35 – BAM Insured	8/24 at 100.00	AA	638,724
1,000	Curry County, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2014, 5.000%, 12/01/36 – BAM Insured	12/24 at 100.00	AA	1,127,160
500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	539,250
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
900	5.000%, 1/01/31	1/22 at 100.00	A	945,657
500	5.250%, 1/01/36	1/22 at 100.00	A	526,615
225	Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2016, 3.000%, 4/01/41	4/26 at 100.00	AA	200,068
810	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33	10/23 at 100.00	N/R	845,154
1,000	Montecito Estates Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%, 10/01/37 – BAM Insured	10/26 at 100.00	AA	1,029,280
2,320	New Mexico Finance Authority, State Transportation Revenue Bonds, State Transportation Commission Series 2014A, 5.000%, 6/15/32	6/24 at 100.00	AA	2,639,464
770	Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2017, 4.000%, 8/01/34	8/27 at 100.00	AA	806,298
1,015	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015B, 5.000%, 6/15/33	6/24 at 100.00	A+	1,136,638
4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,686,720
1,000	Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA+	1,144,970
1,000	Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding & Improvement Series 2012A, 5.000%, 6/01/26	6/21 at 100.00	AA+	1,097,480
600	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	10/18 at 100.00	N/R	561,816
1,000	Ventana West Public Improvement District, New Mexico, Special Levy Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	1,027,110
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,075,860
500	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	513,015
500	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	5/20 at 103.00	N/R	506,585
26,900	Total Tax Obligation/Limited			29,466,684
	U.S. Guaranteed – 8.0% (4)
1,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,085,870

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 650	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2008A, 6.375%, 8/01/32 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R	$663,150
2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2009, 5.000%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	AA	2,098,400
1,095	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2010A, 5.000%, 6/01/24 (Pre-refunded 6/01/20)	6/20 at 100.00	AA	1,178,340
1,000	Santa Fe, New Mexico Water Utility System Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009, 5.000%, 6/01/27 (Pre-refunded 6/01/19)	6/19 at 100.00	AAA	1,043,950
5,745	Total U.S. Guaranteed			6,069,710
	Utilities – 1.5%
1,100	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010D, 5.900%, 6/01/40	6/20 at 100.00	BBB+	1,182,687
	Water and Sewer – 14.2%
	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2015:
1,000	5.000%, 7/01/32	7/25 at 100.00	AA+	1,146,990
1,000	4.000%, 7/01/33	7/25 at 100.00	AA+	1,054,550
1,000	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2017, 5.000%, 7/01/32	7/27 at 100.00	AA+	1,169,660
805	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 7/01/26	7/24 at 100.00	AA+	930,805
320	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	346,771
1,015	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	1,099,722
1,125	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31	6/25 at 100.00	AAA	1,289,453
1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41	6/26 at 100.00	AAA	1,138,070
250	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38	6/27 at 100.00	AAA	288,358
705	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Improvement Series 2017, 5.000%, 6/01/37 – BAM Insured	6/26 at 100.00	AA	788,726
1,500	Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/39	6/26 at 100.00	AAA	1,569,690
9,720	Total Water and Sewer			10,822,795

$ 69,335	Total Long-Term Investments (cost $73,105,634)			75,328,999
	Other Assets Less Liabilities – 0.9%			675,925
	Net Assets – 100%			$ 76,004,924

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$75,328,999	$ —	$75,328,999
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$73,104,854
Gross unrealized:
Appreciation	$ 2,590,645
Depreciation	(366,500)
Net unrealized appreciation (depreciation) of investments	$ 2,224,145
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.7%
	MUNICIPAL BONDS – 97.3%
	Consumer Discretionary – 1.9%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
$ 1,000	5.000%, 9/01/39	9/27 at 100.00	BBB-	$1,116,980
1,645	5.000%, 9/01/46	9/27 at 100.00	BBB-	1,816,327
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	5/18 at 100.00	N/R	600,000
3,645	Total Consumer Discretionary			3,533,307
	Consumer Staples – 3.0%
1,400	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30	5/18 at 100.00	B-	1,357,006
1,000	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	1,098,550
545	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/18 at 100.00	Ba1	514,365
600	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/29	4/18 at 100.00	BBB-	600,906
100	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/18 at 100.00	A3	100,197
1,900	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,882,007
5,545	Total Consumer Staples			5,553,031
	Education and Civic Organizations – 6.2%
1,500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc., Series 2017A., 5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	1,572,810
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	A-	766,262
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	A-	559,660
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	561,210
2,625	4.250%, 7/01/41	7/23 at 100.00	AA+	2,753,730
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39	10/24 at 100.00	A	512,205
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29	6/22 at 100.00	Baa1	1,095,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
$ 385	5.000%, 6/01/29	6/26 at 100.00	Baa1	$439,701
700	5.000%, 6/01/33	6/26 at 100.00	Baa1	782,138
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
315	5.000%, 6/01/36	6/26 at 100.00	Baa1	351,165
235	5.000%, 6/01/42	6/26 at 100.00	Baa1	257,938
255	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/19 at 100.00	BB+	258,057
475	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2012, 5.000%, 7/01/31	7/22 at 100.00	A+	523,232
955	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	A+	1,005,606
10,645	Total Education and Civic Organizations			11,438,864
	Energy – 0.3%
500	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	524,115
	Health Care – 22.8%
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
660	4.000%, 7/01/32	7/25 at 100.00	BBB	661,637
1,650	4.250%, 7/01/35	7/25 at 100.00	BBB	1,669,635
1,000	5.000%, 7/01/45	7/25 at 100.00	BBB	1,063,990
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
750	5.000%, 7/01/34	7/27 at 100.00	Baa3	817,035
500	5.000%, 7/01/38	7/27 at 100.00	Baa3	539,805
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	693,238
1,270	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	1,414,475
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A1	1,039,420
475	5.000%, 7/01/37	7/22 at 100.00	A1	511,404
1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32	7/22 at 100.00	Baa1	1,696,585
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	553,765
345	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017, 5.000%, 7/01/33	7/27 at 100.00	A+	394,138

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
$ 1,000	4.000%, 7/01/35	7/25 at 100.00	A+	$1,034,660
750	5.000%, 7/01/40	7/25 at 100.00	A+	828,788
955	4.125%, 7/01/47	7/25 at 100.00	A+	974,654
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
2,000	5.000%, 5/15/42	5/27 at 100.00	A	2,217,580
500	5.000%, 5/15/45	5/27 at 100.00	A	553,160
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB	960,480
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB	98,453
1,250	5.000%, 7/01/38	7/26 at 100.00	BBB	1,358,987
440	4.000%, 7/01/42	7/26 at 100.00	BBB	431,253
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45	7/24 at 100.00	A	1,343,088
2,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46	6/27 at 100.00	AA-	2,329,436
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
2,250	4.000%, 7/01/43	7/22 at 100.00	A	2,301,322
5,700	5.000%, 7/01/43	7/22 at 100.00	A	6,129,666
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	2,785,675
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26	7/24 at 100.00	BBB	1,128,810
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MD, 5.000%, 12/01/40	12/21 at 100.00	AA-	2,190,480
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
3,000	4.000%, 12/01/44	6/25 at 100.00	AA-	3,058,680
1,000	5.000%, 12/01/44	6/25 at 100.00	AA-	1,109,410
39,100	Total Health Care			41,889,709
	Housing/Multifamily – 6.4%
1,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	A+	1,068,410
640	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	648,506
1,660	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28	10/23 at 100.00	A+	1,824,904

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 1,000	Howard County Housing Commission, Maryland, Revenue Bonds, Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42	12/27 at 100.00	A+	$1,112,440
575	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017, 5.000%, 7/01/32	7/27 at 100.00	BBB	636,847
500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013, 5.000%, 6/01/34	6/23 at 100.00	Baa3	523,905
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB-	1,063,050
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015:
255	5.000%, 7/01/31	7/25 at 100.00	BBB-	280,049
475	5.000%, 7/01/35	7/25 at 100.00	BBB-	513,674
810	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	5/18 at 100.00	AA	809,976
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,145	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	1,308,460
520	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	584,542
125	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	7/18 at 100.00	Aa2	125,364
1,250	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34	7/24 at 100.00	Aaa	1,258,400
10,955	Total Housing/Multifamily			11,758,527
	Housing/Single Family – 3.8%
235	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C., 3.550%, 7/01/42	1/27 at 100.00	AA+	225,718
1,365	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa2	1,367,866
2,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C, 3.200%, 9/01/28	3/24 at 100.00	Aa2	2,520,400
1,750	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,779,645
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa2	1,015,670
6,850	Total Housing/Single Family			6,909,299
	Industrials – 0.9%
1,490	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A ., 5.000%, 6/01/35	6/28 at 100.00	N/R	1,670,081
	Long-Term Care – 4.3%
1,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016, 5.000%, 1/01/37	1/26 at 100.00	A	1,123,760

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 950	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	BBB	$1,015,455
1,250	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/44	4/27 at 100.00	N/R	1,277,412
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
700	5.000%, 1/01/36	7/26 at 100.00	A	794,759
835	5.000%, 1/01/45	7/26 at 100.00	A	940,210
1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	5/18 at 100.00	A-	1,967,181
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
525	5.000%, 11/01/32	11/24 at 103.00	BB	584,257
100	5.000%, 11/01/37	11/24 at 103.00	BB	109,835
100	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B, 5.000%, 11/01/47	11/24 at 103.00	BB	108,653
7,425	Total Long-Term Care			7,921,522
	Tax Obligation/General – 11.2%
2,040	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA	1,194,746
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2017A, 5.000%, 3/15/23	No Opt. Call	AAA	1,141,490
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Refunding First Series 2017C, 5.000%, 8/01/20	No Opt. Call	AAA	1,080,430
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2011B, 5.000%, 8/01/18	No Opt. Call	AAA	1,015,380
2,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 5.000%, 8/01/21	No Opt. Call	AAA	2,215,160
1,000	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2014A, 5.000%, 11/01/18	No Opt. Call	AAA	1,024,430
5,645	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	3,365,267
1,325	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2014A, 5.000%, 9/01/19	No Opt. Call	AAA	1,394,006
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
2,575	5.000%, 6/01/27	6/26 at 100.00	AAA	3,062,551
1,300	5.000%, 6/01/35	6/26 at 100.00	AAA	1,500,980
1,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2017, 5.000%, 6/15/25	No Opt. Call	AAA	1,775,730

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 7,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/49	8/25 at 37.14	Aaa	$ 1,893,780
27,385	Total Tax Obligation/General			20,663,950
	Tax Obligation/Limited – 16.7%
300	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park - North Project, Series 2010, 6.100%, 7/01/40	7/18 at 102.00	N/R	307,350
635	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – NPFG Insured	3/18 at 100.00	Baa2	636,384
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
460	4.500%, 9/01/33	9/27 at 100.00	N/R	477,655
120	5.000%, 9/01/38	9/27 at 100.00	N/R	128,231
755	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.000%, 6/01/36	6/26 at 100.00	N/R	779,145
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
129	5.600%, 7/01/20 – RAAI Insured	5/18 at 100.00	AA	129,419
115	5.700%, 7/01/29 – RAAI Insured	5/18 at 100.00	AA	115,383
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
1,850	5.000%, 7/01/30	7/20 at 100.00	A-	1,982,719
3,070	5.000%, 7/01/40	7/20 at 100.00	A-	3,240,447
670	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	705,664
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BBB+	1,115,770
500	5.000%, 12/01/27	12/26 at 100.00	BBB+	560,550
1,000	5.000%, 12/01/33	12/26 at 100.00	BBB+	1,096,480
725	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 5.800%, 2/15/34	2/24 at 100.00	N/R	741,421
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
600	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	603,426
400	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	404,140
1,285	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/34	7/25 at 100.00	N/R	1,320,620
185	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44	1/27 at 100.00	N/R	188,502

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
$ 1,000	5.000%, 5/01/32	5/26 at 100.00	AA	$1,145,390
1,200	5.000%, 5/01/33	5/26 at 100.00	AA	1,369,800
1,000	5.000%, 5/01/35	5/26 at 100.00	AA	1,134,530
1,900	5.000%, 5/01/46	5/26 at 100.00	AA	2,132,313
3,000	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A., 5.000%, 5/01/35	5/28 at 100.00	AA	3,456,810
25	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46	1/26 at 100.00	N/R	24,589
3,820	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	5/18 at 100.00	N/R	3,834,249
400	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/18 at 100.00	N/R	402,672
2,650	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Baa2	616,496
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	1,107,430
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	5/18 at 100.00	Baa2	1,007,450
30,794	Total Tax Obligation/Limited			30,765,035
	Transportation – 3.8%
165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	188,003
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D:
420	5.000%, 3/31/36 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	465,011
2,700	5.000%, 3/31/46 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	2,957,958
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
85	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	91,046
340	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	360,312
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/33	7/27 at 100.00	AA-	1,165,220
1,500	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B, 5.000%, 7/01/29	7/27 at 100.00	AA-	1,774,680
6,210	Total Transportation			7,002,230
	U.S. Guaranteed – 11.1% (5)
865	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	991,705

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2009A:
$ 185	5.375%, 7/01/34 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R	$194,380
315	5.375%, 7/01/34 (Pre-refunded 7/01/19)	7/19 at 100.00	AA-	331,185
1,020	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	AA-	1,077,426
3,855	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3	4,207,540
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2009A, 6.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A	2,131,980
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/32 (Pre-refunded 7/01/19)	7/19 at 100.00	A	1,044,430
2,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010, 6.250%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	A	2,927,506
1,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	1,813,971
2,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	AA-	2,632,843
440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – NPFG Insured (ETM)	No Opt. Call	A2	504,988
895	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.125%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	A	936,832
500	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011A, 4.500%, 3/15/26 (Pre-refunded 3/15/19)	3/19 at 100.00	AAA	515,990
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds 2009A, 5.125%, 7/01/32 (Pre-refunded 7/01/19)	7/19 at 100.00	AA-	1,048,100
18,745	Total U.S. Guaranteed			20,358,876
	Utilities – 3.1%
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	D	917,500
2,000	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,166,480
2,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Series 2006, 6.200%, 9/01/22	3/19 at 100.00	A	2,612,050
5,500	Total Utilities			5,696,030
	Water and Sewer – 1.8%
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	AA-	2,261,800
915	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	980,578
2,915	Total Water and Sewer			3,242,378
$ 177,704	Total Municipal Bonds (cost $173,866,108)			178,926,954

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 0.4%
	Airlines – 0.4%
14,180	American Airlines Group Inc. (6)	$ 769,265
	Total Common Stocks (cost $425,978)	769,265

	Total Long-Term Investments (cost $174,292,086)	179,696,219

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2%
	MUNICIPAL BONDS – 1.2%
	Housing/Single Family – 1.2%
$ 2,220	Maryland Community Development Administration, Variable Rate Demand Obligations, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006G, 1.180%, 9/01/40 (Alternative Minimum Tax) (7)	5/18 at 100.00	VMIG-1	$ 2,220,000
$ 2,220	Total Short-Term Investments (cost $2,220,000)			2,220,000
	Total Investments (cost $176,512,086) – 98.9%			181,916,219
	Other Assets Less Liabilities – 1.1%			2,035,875
	Net Assets – 100%			$ 183,952,094
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$178,926,954	$ —	$178,926,954
Common Stocks	769,265	—	—	769,265
Short-Term Investments:
Municipal Bonds	—	2,220,000	—	2,220,000
Total	$769,265	$181,146,954	$ —	$181,916,219

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$176,256,730
Gross unrealized:
Appreciation	$ 6,358,906
Depreciation	(699,417)
Net unrealized appreciation (depreciation) of investments	$ 5,659,489
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.1%
	MUNICIPAL BONDS – 99.1%
	Consumer Staples – 0.2%
$ 475	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA-	$ 569,573
	Education and Civic Organizations – 11.4%
2,470	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2013, 5.000%, 3/01/21	No Opt. Call	AA	2,699,611
515	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37	10/27 at 100.00	Baa3	560,052
1,205	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	1,291,820
305	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	316,944
785	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34	5/26 at 100.00	A-	701,084
330	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	351,562
920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series 2006, 4.500%, 10/01/27 – RAAI Insured	5/18 at 100.00	AA	920,948
1,250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010, 5.250%, 10/01/31	10/20 at 100.00	BBB	1,310,100
3,500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/45	8/25 at 100.00	A+	3,907,890
1,430	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	1,371,556
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
210	3.250%, 5/01/36	5/26 at 100.00	BBB+	191,833
355	3.500%, 5/01/41	5/26 at 100.00	BBB+	328,847
290	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2., 3.125%, 5/01/34	5/26 at 100.00	BBB+	263,883
	Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017:
100	3.375%, 11/01/33	11/27 at 100.00	A-	94,787
1,090	4.000%, 11/01/40	11/27 at 100.00	A-	1,090,818
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	2,116,784

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,800	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2016, 3.000%, 10/01/37	10/26 at 100.00	A	$1,593,900
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010:
330	5.250%, 4/01/30	4/20 at 100.00	BBB	344,114
220	5.625%, 4/01/40	4/20 at 100.00	BBB	229,970
165	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 3.000%, 3/01/31	3/26 at 100.00	BBB	153,816
465	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa3	469,506
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004:
630	2.625%, 11/01/31	5/26 at 100.00	A-	550,664
630	3.000%, 11/01/42	5/26 at 100.00	A-	539,998
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014:
815	5.000%, 12/01/38	12/24 at 100.00	AA	926,655
670	5.000%, 12/01/44	12/24 at 100.00	AA	758,701
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2016, 4.000%, 5/01/36	5/26 at 100.00	A	1,522,935
280	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 4.000%, 5/01/32	11/22 at 100.00	BBB	277,001
2,375	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50	3/25 at 100.00	A+	2,634,089
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A+	239,543
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
170	4.000%, 11/01/39	11/22 at 100.00	A3	171,144
1,180	5.000%, 11/01/42	11/22 at 100.00	A3	1,285,173
1,315	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36	11/25 at 100.00	A3	1,440,977
385	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38	7/23 at 100.00	A-	416,890
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 6.375%, 11/15/40	11/20 at 100.00	BB	1,032,990
1,400	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.750%, 6/15/43, 144A	6/20 at 100.00	BB	1,477,238
2,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Temple University, First Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	2,226,420
910	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017., 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	863,490

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 835	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37	5/26 at 100.00	A-	$907,779
1,350	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5., 3.375%, 11/01/36	11/27 at 100.00	A-	1,260,009
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A:
665	5.000%, 11/01/32	11/25 at 100.00	A-	736,228
260	5.000%, 11/01/33	11/25 at 100.00	A-	287,110
260	4.000%, 11/01/35	11/25 at 100.00	A-	261,869
38,570	Total Education and Civic Organizations			40,126,728
	Health Care – 15.5%
3,905	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	5/18 at 100.00	Caa1	3,593,693
1,400	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc., Series 2012, 5.000%, 5/15/27	5/21 at 100.00	A+	1,503,936
2,100	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50	11/27 at 100.00	A	2,293,242
2,125	Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/39	7/25 at 100.00	A-	2,309,301
245	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2012A, 5.000%, 11/15/47	11/19 at 100.00	AA-	252,999
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A:
295	5.000%, 11/15/41	11/25 at 100.00	AA-	322,594
615	5.000%, 11/15/46	11/25 at 100.00	AA-	669,932
1,270	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A, 4.000%, 10/01/37	10/27 at 100.00	AA	1,308,748
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A:
500	3.000%, 6/01/33	6/26 at 100.00	A+	457,815
585	5.000%, 6/01/35	6/26 at 100.00	A+	657,166
505	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A+	551,081
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB-	534,155
2,160	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	7/20 at 100.00	A+	2,295,367
1,485	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41	6/24 at 100.00	AA	1,626,387
1,000	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45	2/27 at 100.00	AA	1,115,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 255	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba1	$276,395
2,750	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46	8/26 at 100.00	AA-	3,068,725
1,850	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42	8/26 at 100.00	AA-	2,070,169
3,850	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%, 7/01/35	7/26 at 100.00	A+	3,893,389
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016:
360	3.000%, 11/01/36	5/26 at 100.00	A	316,422
3,645	4.000%, 11/01/46	5/26 at 100.00	A	3,608,003
2,000	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32	11/22 at 100.00	A	2,054,100
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A:
1,500	5.500%, 7/01/28	7/19 at 100.00	AA-	1,569,885
1,110	5.750%, 7/01/39	7/19 at 100.00	AA-	1,165,855
1,000	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/41	7/26 at 100.00	A+	1,100,930
180	Montgomery County Higher Education and Health Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009E, 6.250%, 11/15/34	5/19 at 100.00	AA-	188,768
3,075	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41	4/22 at 100.00	AA	3,273,645
2,600	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	BBB	2,769,234
230	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children's Hospital of Philadelphia, Tender Option Bond Trust 2015-XF0114, 11.576%, 7/01/41, 144A (IF)	7/21 at 100.00	AA	293,266
1,700	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	1,846,336
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	2,188,240
2,035	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	Aa3	2,206,408
1,235	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	AA-	1,295,157
555	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	608,252
240	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 7.000%, 8/01/41	8/21 at 100.00	A-	264,362

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 125	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	AA	$138,945
530	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41	1/22 at 100.00	AA	596,245
425	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30	7/20 at 100.00	A3	444,971
51,940	Total Health Care			54,729,348
	Housing/Multifamily – 0.3%
485	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46	7/24 at 100.00	BBB-	510,753
100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44	10/22 at 100.00	BBB-	103,932
100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Baa3	106,582
229	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/18 at 100.00	Baa3	229,234
914	Total Housing/Multifamily			950,501
	Housing/Single Family – 9.5%
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
2,440	3.300%, 10/01/32	10/21 at 100.00	AA+	2,409,329
980	3.650%, 10/01/37	10/21 at 100.00	AA+	978,618
960	3.700%, 10/01/42	10/21 at 100.00	AA+	976,819
1,360	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2013-115A, 4.200%, 10/01/33 (Alternative Minimum Tax)	10/22 at 100.00	AA+	1,412,197
625	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2013-115B, 4.000%, 10/01/38	10/22 at 100.00	AA+	631,244
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B:
780	3.950%, 10/01/40	10/24 at 100.00	AA+	789,461
1,055	4.000%, 4/01/45	10/24 at 100.00	AA+	1,062,259
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B:
710	3.900%, 10/01/35	10/24 at 100.00	AA+	719,450
535	4.050%, 10/01/40	10/24 at 100.00	AA+	543,335
920	4.150%, 10/01/45	10/24 at 100.00	AA+	934,278
2,110	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118B, 4.100%, 10/01/45	4/25 at 100.00	AA+	2,138,443

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 1,400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	$1,377,390
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40	10/25 at 100.00	AA+	4,572,350
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
1,250	3.100%, 10/01/36	10/25 at 100.00	AA+	1,167,450
6,290	3.200%, 10/01/41	10/25 at 100.00	AA+	5,770,006
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B:
1,020	3.450%, 10/01/32	10/26 at 100.00	AA+	1,023,743
1,010	3.900%, 10/01/37	10/26 at 100.00	AA+	1,026,201
970	4.000%, 10/01/42	10/26 at 100.00	AA+	981,233
2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.500%, 10/01/37	10/26 at 100.00	AA+	1,955,500
3,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B., 3.700%, 10/01/47	4/27 at 100.00	AA+	2,946,900
34,415	Total Housing/Single Family			33,416,206
	Industrials – 0.3%
955	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	1,041,428
	Long-Term Care – 4.3%
1,510	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	BBB	1,633,669
90	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	N/R	92,259
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
1,820	4.000%, 1/01/33	1/25 at 100.00	BBB+	1,829,664
2,000	5.000%, 1/01/38	1/25 at 100.00	BBB+	2,165,600
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016:
355	5.000%, 1/01/28	1/26 at 100.00	BBB+	398,935
1,000	5.000%, 1/01/29	1/26 at 100.00	BBB+	1,117,160
265	5.000%, 1/01/30	1/26 at 100.00	BBB+	294,887
135	3.250%, 1/01/36	1/26 at 100.00	BBB+	122,336
2,055	3.250%, 1/01/39	1/26 at 100.00	BBB+	1,825,087
1,135	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 5.000%, 12/01/39	12/25 at 100.00	A	1,257,716
340	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	376,594

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
$ 250	5.375%, 5/01/28	5/23 at 100.00	BBB	$276,935
430	5.750%, 5/01/35	5/23 at 100.00	BBB	480,056
785	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Refunding Series 2012, 5.000%, 11/15/26	5/22 at 100.00	A-	858,209
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	2,234,440
14,170	Total Long-Term Care			14,963,547
	Materials – 0.7%
2,360	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	2,490,248
	Tax Obligation/General – 13.5%
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
950	5.000%, 12/01/32	12/24 at 100.00	AA-	1,064,618
415	5.000%, 12/01/34	12/24 at 100.00	AA-	463,995
2,900	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37	12/22 at 100.00	AA-	3,187,071
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,000	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,042,070
1,000	4.000%, 8/01/32	8/26 at 100.00	Aa2	1,039,100
805	4.000%, 8/01/33	8/26 at 100.00	Aa2	833,505
705	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	785,307
1,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2013, 5.250%, 6/01/43	6/23 at 100.00	A2	1,107,420
5,250	Butler Area School District, Butler County, Pennsylvania, General Obligation Bonds, Series 2008, 5.250%, 10/01/25	10/18 at 100.00	A	5,361,457
1,675	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,868,345
2,005	Cheltenham Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016B, 5.000%, 2/15/37	8/24 at 100.00	AA-	2,256,166
3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AA-	2,513,812
1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	Baa2	1,097,412
2,240	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	2,468,189

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A3	$3,968,737
1,000	Nazareth Area School District, Northampton County, Pennsylvania, General Obligation Bonds, Series 2017E, 5.000%, 11/15/38	11/25 at 100.00	AA	1,132,920
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016:
1,000	4.000%, 9/01/31 – AGM Insured	9/26 at 100.00	AA	1,053,020
1,000	4.000%, 9/01/33 – AGM Insured	9/26 at 100.00	AA	1,043,960
1,350	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured	1/24 at 100.00	AA	1,526,931
3,565	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	A+	3,934,940
1,250	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2014A, 5.000%, 7/15/38	1/24 at 100.00	A+	1,365,288
240	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	268,843
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,410	5.000%, 9/01/25	9/22 at 100.00	AA-	2,694,163
1,200	5.000%, 9/01/26	9/22 at 100.00	AA-	1,340,940
1,285	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,340,525
500	Spring Grove Area School District, York County, Pennsylvania, General Obligation Bonds, Refunding Series 2015A, 4.000%, 10/01/19	No Opt. Call	AA-	518,330
2,000	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 3/15/40	3/25 at 100.00	Aa1	2,233,180
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
125	5.000%, 11/15/21	No Opt. Call	BB+	129,169
70	5.000%, 11/15/28	5/24 at 100.00	BB+	71,039
46,575	Total Tax Obligation/General			47,710,452
	Tax Obligation/Limited – 5.4%
505	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba1	537,022
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	522,880
570	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/33	6/28 at 100.00	A1	634,233
935	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	984,770
630	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	640,067

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
$ 1,000	0.000%, 12/01/37 (4)	No Opt. Call	AA-	$900,560
1,000	0.000%, 12/01/44 (4)	No Opt. Call	AA-	896,920
1,335	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA	1,354,451
2,045	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30	12/25 at 100.00	A+	2,292,731
	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012:
1,530	5.000%, 2/01/26 – AGC Insured	8/22 at 100.00	AA	1,684,163
1,220	4.000%, 2/01/29 – AGC Insured	8/22 at 100.00	AA	1,263,408
2,540	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	AA	2,705,634
	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017:
1,370	5.000%, 6/01/24	No Opt. Call	AA-	1,577,171
1,630	5.000%, 6/01/26	No Opt. Call	AA-	1,912,039
310	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35 (WI/DD, Settling 3/14/18)	1/28 at 100.00	BB	317,214
1,000	York County School of Technology Authority, Pennsylvania, Lease Revenue Bonds, York County School of Technology, Series 2017B, 3.125%, 2/15/32 – BAM Insured	8/24 at 100.00	AA	957,800
18,120	Total Tax Obligation/Limited			19,181,063
	Transportation – 9.2%
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,045,210
2,455	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,559,485
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	1,126,960
2,485	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A	2,617,823
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,305	5.000%, 1/01/22	No Opt. Call	A-	1,431,937
1,000	5.000%, 1/01/25	1/23 at 100.00	A-	1,097,290
1,380	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	1,496,458
2,500	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	2,699,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 5,070	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A-	$6,227,025
825	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2, 5.000%, 6/01/39	6/26 at 100.00	A3	904,885
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	12/24 at 100.00	A1	1,110,330
4,145	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	4,584,246
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	2,461,820
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
570	5.000%, 6/01/31	6/27 at 100.00	A3	641,335
570	5.000%, 6/01/33	6/27 at 100.00	A3	636,542
215	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A., 3.000%, 7/01/34 – AGM Insured	7/27 at 100.00	AA	203,508
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.250%, 6/15/28	6/20 at 100.00	A	1,615,350
29,020	Total Transportation			32,459,554
	U.S. Guaranteed – 17.9% (5)
2,350	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 5.900%, 10/15/28 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3	2,415,706
1,125	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.100%, 8/01/33 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2	1,181,925
1,000	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College, Series 2009H-H1, 5.000%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A+	1,057,110
195	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.250%, 10/01/38 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB	200,446
1,280	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Mercyhurst College Project, Series 2008, 5.500%, 3/15/38 (Pre-refunded 9/15/18)	9/18 at 100.00	BB+	1,308,275
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008:
160	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	AA	164,214
870	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	AA	892,916
3,230	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Series 2012B, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	3,594,376
3,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R	3,316,740
500	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 (Pre-refunded 6/15/18) – AGM Insured	6/18 at 100.00	AA	505,285
1,000	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	A+	1,112,810

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 840	Montgomery County Higher Education and Health Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009E, 6.250%, 11/15/34 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R	$883,739
1,300	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	A+	1,463,085
970	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R	1,055,147
5,750	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35 (Pre-refunded 8/15/18)	8/18 at 100.00	A-	5,854,650
1,500	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/37 (Pre-refunded 5/15/18)	5/18 at 100.00	Aa1	1,511,505
1,285	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R	1,369,450
2,625	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33 (Pre-refunded 6/15/18)	6/18 at 100.00	N/R	2,653,114
650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	713,583
1,110	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,269,107
1,060	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40 (Pre-refunded 3/01/20)	3/20 at 100.00	A+	1,129,695
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
630	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R	692,723
2,895	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	AA-	3,191,448
2,625	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A, 5.000%, 12/01/32 (Pre-refunded 12/01/18) – NPFG Insured	12/18 at 100.00	AA	2,697,135
2,990	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A1	3,400,019
315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	5/20 at 100.00	N/R	334,373
2,185	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R	2,343,150
1,250	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	A+	1,316,587
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008E:
50	6.000%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	51,149
3,110	6.000%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	A+	3,182,214
5	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 6.000%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	5,115

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,250	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A, 5.250%, 1/01/32 (Pre-refunded 1/01/19)	1/19 at 100.00	A+	$1,289,688
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2010C, 5.000%, 8/01/30 (Pre-refunded 8/01/20) – AGM Insured	8/20 at 100.00	AA	2,162,840
2,500	Reading, Berks County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 11/01/29 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	A2	2,640,650
	Reading, Pennsylvania, General Obligation Bonds, Series 2008:
595	6.000%, 11/01/28 (Pre-refunded 11/01/18) – AGM Insured	11/18 at 100.00	A2	613,415
1,405	6.000%, 11/01/28 (Pre-refunded 11/01/18) – AGM Insured	11/18 at 100.00	A2	1,448,485
	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2010A:
115	5.000%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	124,885
1,195	5.000%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	AA-	1,301,032
1,627	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.500%, 7/01/29 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	1,765,702
125	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	139,531
800	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A-	871,080
59,467	Total U.S. Guaranteed			63,224,099
	Utilities – 5.3%
1,630	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21)	No Opt. Call	D	554,200
2,270	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20)	No Opt. Call	D	771,800
640	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	7/18 at 100.00	Ba1	641,715
2,580	Delaware County Industrial Development Authority, Pennsylvania, Revenue Bonds, Covanta Project, Refunding Series 2015A, 5.000%, 7/01/43	7/20 at 100.00	BB-	2,593,339
3,000	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42 (Alternative Minimum Tax)	7/18 at 100.00	AA-	3,031,650
3,830	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory Put 12/03/18)	No Opt. Call	C	1,302,200
5,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2009B, 5.000%, 11/15/40	11/19 at 100.00	AA-	5,254,050

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017:
$ 1,500	5.000%, 8/01/42	8/27 at 100.00	A	$1,679,085
500	5.000%, 8/01/47	8/27 at 100.00	A	557,570
1,875	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/30	8/25 at 100.00	A	2,127,900
22,825	Total Utilities			18,513,509
	Water and Sewer – 5.6%
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
1,175	5.000%, 12/01/40	12/25 at 100.00	A1	1,305,425
1,180	5.000%, 12/01/45	12/25 at 100.00	A1	1,305,045
285	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/32 – AGM Insured	12/26 at 100.00	AA	300,929
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015:
390	5.000%, 5/01/40	5/25 at 100.00	Aa3	436,195
785	4.000%, 5/01/45	5/25 at 100.00	Aa3	800,661
85	Easton, Pennsylvania, Area Joint Sewer Authority, Water and Sewer Revenue Bonds, Series 2015, 3.200%, 12/01/34 – BAM Insured	12/23 at 100.00	AA	83,160
270	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA	276,418
245	Findlay Township Municipal Authority, Allegheny County, Pennsylvania, Revenue Bonds, Series 2015, 3.375%, 12/15/35 – BAM Insured	12/20 at 100.00	AA	243,209
2,960	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2008, 5.250%, 7/15/31	7/18 at 100.00	A+	2,998,243
3,650	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	4,042,265
900	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	952,506
940	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A+	1,003,271
5,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/45	7/24 at 100.00	A+	5,545,100
600	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer Revenue Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured	11/19 at 100.00	AA	585,294
18,465	Total Water and Sewer			19,877,721

$ 338,271	Total Long-Term Investments (cost $342,236,951)			349,253,977
	Other Assets Less Liabilities – 0.9%			3,108,993
	Net Assets – 100%			$ 352,362,970

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$349,253,977	$ —	$349,253,977
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$341,746,300
Gross unrealized:
Appreciation	$ 14,671,797
Depreciation	(7,164,120)
Net unrealized appreciation (depreciation) of investments	$ 7,507,677

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%
	MUNICIPAL BONDS – 98.2%
	Consumer Staples – 3.7%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 275	5.250%, 6/01/32	5/18 at 100.00	N/R	$274,997
600	5.625%, 6/01/47	4/18 at 100.00	N/R	587,982
10,155	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	5/18 at 100.00	B-	9,901,125
4,910	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/21 at 100.00	B-	4,855,745
15,940	Total Consumer Staples			15,619,849
	Education and Civic Organizations – 7.5%
1,685	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%, 1/01/40	1/27 at 100.00	A1	1,734,252
3,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Washington & Lee University, Series 2013, 5.000%, 1/01/43	1/22 at 100.00	AA	3,289,500
1,820	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Refunding Series 2016A, 3.000%, 10/01/46	10/25 at 100.00	Aa1	1,615,578
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/36	6/27 at 100.00	Aa2	521,995
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,828,675
6,385	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/39	4/27 at 100.00	AAA	7,404,365
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,051,900
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
3,000	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	3,182,940
2,065	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	2,172,132
1,515	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Refunding Series 2012A, 5.000%, 9/01/20	No Opt. Call	Aa1	1,638,275
1,575	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1998, 5.250%, 1/01/31 – NPFG Insured	No Opt. Call	AA	1,883,716
1,100	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.375%, 1/01/21	No Opt. Call	AA	1,162,931
2,190	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	2,465,809

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke College, Series 2011, 5.750%, 4/01/41	4/20 at 100.00	BBB+	$ 534,310
28,835	Total Education and Civic Organizations			31,486,378
	Health Care – 9.4%
2,140	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA	2,277,538
400	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	445,968
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A-	2,742,025
500	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured	No Opt. Call	A	511,045
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,681,685
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
105	5.000%, 1/01/32	1/27 at 100.00	A	118,080
2,000	5.000%, 1/01/47	1/27 at 100.00	A	2,192,960
1,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/25	11/22 at 100.00	AA-	1,105,670
1,310	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38	7/20 at 100.00	AA	1,373,077
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A-	1,109,310
2,500	5.000%, 6/15/35	6/26 at 100.00	A-	2,748,700
1,360	4.000%, 6/15/37	6/26 at 100.00	A-	1,356,314
2,800	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B., 5.000%, 7/01/46	7/27 at 100.00	AA-	3,150,728
2,745	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	2,901,410
5,000	Washington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2009C, 7.500%, 7/01/29	1/19 at 100.00	BBB+	5,226,050
1,665	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	A+	1,803,828
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,250	5.000%, 1/01/32	1/26 at 100.00	A+	1,409,575
1,230	5.000%, 1/01/34	1/26 at 100.00	A+	1,376,136
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,059,720
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,325,954

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 480	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A+	$ 506,947
36,700	Total Health Care			39,422,720
	Housing/Multifamily – 3.5%
410	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	5/18 at 100.00	AA	411,333
1,075	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	3/18 at 100.00	AA	1,077,569
500	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	507,460
600	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	621,858
490	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	509,958
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,510	3.500%, 3/01/35	3/24 at 100.00	AA+	1,498,524
1,790	3.625%, 3/01/39	3/24 at 100.00	AA+	1,802,977
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	1,020,400
2,585	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,635,899
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,473,855
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,508,730
1,325	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	4/20 at 100.00	AA+	1,357,502
14,285	Total Housing/Multifamily			14,426,065
	Housing/Single Family – 1.4%
2,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-5, 4.550%, 7/01/31	10/22 at 100.00	AAA	2,693,500
	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-8:
1,785	4.400%, 10/01/31	10/22 at 100.00	AAA	1,911,699
1,000	4.750%, 10/01/38	10/22 at 100.00	AAA	1,085,060
5,285	Total Housing/Single Family			5,690,259
	Long-Term Care – 3.6%
975	Alexandria Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House Incorporated, Series 2015, 5.000%, 10/01/45	10/25 at 100.00	BBB	1,075,025

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A:
$ 2,000	6.125%, 12/01/30	11/18 at 100.00	N/R	$2,002,940
2,500	6.250%, 12/01/38	11/18 at 100.00	N/R	2,501,500
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
1,125	5.000%, 10/01/36	10/24 at 102.00	BBB	1,252,575
700	4.000%, 10/01/42	10/24 at 102.00	BBB	714,266
875	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2015, 4.000%, 10/01/35	10/20 at 100.00	BBB+	882,026
	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2016:
1,000	4.000%, 1/01/37	1/25 at 102.00	BBB-	1,014,840
150	3.375%, 1/01/37	1/25 at 102.00	BBB-	140,514
845	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2017A., 5.000%, 1/01/48	1/23 at 103.00	BBB-	910,065
1,500	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016, 5.000%, 1/01/46	1/25 at 102.00	N/R	1,588,830
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church Homes and Services Obligated Group, Refunding Series 2016:
1,110	5.000%, 9/01/26	9/24 at 102.00	N/R	1,214,884
1,500	5.000%, 9/01/31	9/24 at 102.00	N/R	1,619,940
14,280	Total Long-Term Care			14,917,405
	Tax Obligation/General – 7.2%
2,985	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2017A, 5.000%, 7/15/21	No Opt. Call	AAA	3,305,171
2,535	Arlington County, Virginia, General Obligation Bonds, Public Improvement Series 2011B, 5.000%, 8/15/19	No Opt. Call	AAA	2,664,260
1,500	Arlington County, Virginia, General Obligation Bonds, Public Improvement Series 2013A, 5.000%, 8/01/19	No Opt. Call	AAA	1,574,460
1,210	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa1	1,302,033
4,600	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32 – AGM Insured	No Opt. Call	AA	2,694,036
2,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2017A, 5.000%, 10/01/19	No Opt. Call	AAA	2,109,240
1,250	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2018A, 5.000%, 10/01/28	4/28 at 100.00	AAA	1,525,662

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,465	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2012B, 5.000%, 4/01/24	No Opt. Call	AAA	$4,037,903
1,250	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2016A, 5.000%, 10/01/28	10/26 at 100.00	AA+	1,482,537
1,630	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/30	3/27 at 100.00	AA+	1,917,727
6,715	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	2,166,125
2,000	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2017A., 5.000%, 7/15/32	7/27 at 100.00	AA	2,353,140
370	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D., 5.000%, 3/01/32	No Opt. Call	AA+	460,321
8,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/48	8/25 at 38.79	Aaa	2,262,880
39,510	Total Tax Obligation/General			29,855,495
	Tax Obligation/Limited – 14.1%
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,000	5.000%, 2/15/35	8/27 at 100.00	Aa1	1,156,410
925	5.000%, 2/15/36	8/27 at 100.00	Aa1	1,067,219
1,340	5.000%, 2/15/37	8/27 at 100.00	Aa1	1,542,474
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
460	5.250%, 7/15/25 – ACA Insured	5/18 at 100.00	N/R	452,898
520	5.500%, 7/15/35 – ACA Insured	5/18 at 100.00	N/R	488,987
400	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	400,292
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	101,793
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33	10/27 at 100.00	AA+	1,165,440
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37	4/27 at 100.00	AA+	1,148,490
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000	5.000%, 11/15/31	11/25 at 100.00	A	3,283,380
3,000	5.000%, 11/15/33	11/25 at 100.00	A	3,270,630
1,000	5.000%, 11/15/35	11/25 at 100.00	A	1,084,630
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,071,745
500	5.250%, 1/01/36	1/22 at 100.00	A	526,615

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
$ 1,000	5.000%, 12/01/30	12/26 at 100.00	BBB+	$1,107,480
1,000	5.000%, 12/01/33	12/26 at 100.00	BBB+	1,096,480
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
3,000	5.000%, 7/01/48	1/28 at 100.00	AA+	3,435,900
1,000	5.000%, 7/01/52	1/28 at 100.00	AA+	1,134,500
2,000	5.500%, 7/01/57	1/28 at 100.00	AA+	2,368,580
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 – AGM Insured	11/31 at 37.76	AA	628,920
970	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/35, 144A	3/25 at 100.00	N/R	988,343
250	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System - Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	5/18 at 100.00	AA+	250,877
4,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	4,179,724
1,765	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Baa2	410,610
1,000	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,050,340
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	5/18 at 100.00	Baa2	1,007,450
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,356,480
2,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,654,550
515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	534,534
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Refunding Series 2017E, 5.000%, 2/01/30	2/28 at 100.00	AA+	1,190,230
	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016:
1,000	5.000%, 9/15/18	No Opt. Call	AA+	1,019,590
3,500	5.000%, 9/15/30	9/26 at 100.00	AA+	4,104,205
2,180	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2012A, 5.000%, 8/01/24	8/22 at 100.00	AA+	2,451,998
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,349,720
1,160	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	1,297,727

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
$ 90	5.000%, 5/01/20	5/18 at 100.00	AA	$90,283
35	5.000%, 5/01/21	5/18 at 100.00	AA	35,110
	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Refunding Series 2017A.:
500	5.000%, 5/15/32	11/27 at 100.00	AA+	588,690
2,000	5.000%, 5/15/33	11/27 at 100.00	AA+	2,345,520
1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	1,037,570
2,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Aa2	2,262,900
57,275	Total Tax Obligation/Limited			58,739,314
	Transportation – 25.9%
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
735	5.000%, 7/01/33	7/26 at 100.00	A2	830,469
350	4.000%, 7/01/36	7/26 at 100.00	A2	365,110
770	4.000%, 7/01/38	7/26 at 100.00	A2	802,109
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
2,875	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	3,201,744
6,535	5.000%, 7/01/46	7/26 at 100.00	BBB	7,257,706
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000	0.000%, 7/15/32 (4)	7/28 at 100.00	BBB	2,631,690
1,755	0.000%, 7/15/40 – AGM Insured (4)	7/28 at 100.00	AA	1,480,272
1,620	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/47	7/22 at 100.00	BBB	1,746,198
3,025	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/29 (Alternative Minimum Tax)	10/18 at 100.00	AA-	3,089,251
	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2009C:
1,200	5.000%, 10/01/28	10/18 at 100.00	AA-	1,224,732
3,000	5.625%, 10/01/39	10/18 at 100.00	AA-	3,073,350
670	5.125%, 10/01/39	10/18 at 100.00	AA-	683,507
	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2010A:
1,450	5.000%, 10/01/30	10/20 at 100.00	AA-	1,563,027
5,885	5.000%, 10/01/35	10/20 at 100.00	AA-	6,328,317

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 3,300	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (4)	10/28 at 100.00	BBB+	$4,117,707
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
4,200	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	3,131,730
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	3,028,720
13,000	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	6,115,590
5,250	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	6,639,937
5,200	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (Alternative Minimum Tax)	10/26 at 100.00	AA-	5,822,752
	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
625	5.000%, 10/01/35 (Alternative Minimum Tax)	10/27 at 100.00	AA-	707,256
1,000	5.000%, 10/01/42 (Alternative Minimum Tax)	10/27 at 100.00	AA-	1,119,450
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	160,670
595	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	630,545
400	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory Put 10/01/19)	No Opt. Call	BBB	398,508
1,200	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	1,278,540
1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	1,582,416
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,960	5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	BBB	4,262,386
3,250	5.000%, 12/31/56 (Alternative Minimum Tax)	6/27 at 100.00	BBB	3,490,305
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012:
3,575	5.000%, 7/01/34 (Alternative Minimum Tax)	1/22 at 100.00	BBB	3,834,438
2,900	5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	3,092,038
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,500	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,649,475
2,460	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	2,768,140
11,590	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	12,777,743
1,465	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/34	7/27 at 100.00	AA-	1,700,572

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
$ 2,000	5.000%, 7/01/32	7/27 at 100.00	AA-	$2,339,320
2,000	5.000%, 7/01/36	7/27 at 100.00	AA-	2,307,520
1,000	5.000%, 7/01/42	7/27 at 100.00	AA-	1,143,300
110,825	Total Transportation			108,376,540
	U.S. Guaranteed – 14.6% (5)
890	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	958,984
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	829,013
6,800	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	AA	6,884,864
	Fairfax County Economic Development Authority, Virginia, Transportation District Improvement Revenue Bonds, Silver Line Phase 1 Project, Series 2011:
3,540	5.000%, 4/01/27 (Pre-refunded 4/01/20)	4/20 at 100.00	Aaa	3,789,818
1,500	5.000%, 4/01/30 (Pre-refunded 4/01/20)	4/20 at 100.00	Aaa	1,605,855
300	Fairfax County Industrial Development Authority, Virginia, Health Care Revenue Bonds, Inova Health System Project, Series 2009A, 5.500%, 5/15/35 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+	314,538
3,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009C, 5.000%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+	3,127,560
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A:
300	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	327,066
1,200	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	AA+	1,308,264
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Development Board Project, Series 2006C, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2	1,043,950
1,845	Manassas Park Economic Development Authority, Virginia, Lease Revenue Bond, Series 2010A, 6.000%, 7/15/35 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	2,028,430
2,590	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2010A, 5.000%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	Aa2	2,787,125
3,000	Pittsylvania County, Virginia, General Obligationl Bonds, Series 2008B, 5.750%, 2/01/30 (Pre-refunded 2/01/19)	2/19 at 100.00	AA-	3,119,160
	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D:
1,830	5.000%, 7/15/34 (Pre-refunded 7/15/20)	7/20 at 100.00	N/R	1,974,076
45	5.000%, 7/15/34 (Pre-refunded 7/15/20)	7/20 at 100.00	AA	48,597
1,570	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	A	1,742,229
540	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – NPFG Insured (ETM)	No Opt. Call	Baa2	579,101

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Richmond, Virginia, Public Utility Revenue Bonds, Series 2009A:
$ 4,100	5.000%, 1/15/35 (Pre-refunded 1/15/19)	1/19 at 100.00	AA	$4,225,583
2,000	5.000%, 1/15/40 (Pre-refunded 1/15/19)	1/19 at 100.00	AA	2,061,260
20	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	AA	21,549
7,100	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008, 5.000%, 6/01/40 (Pre-refunded 6/01/18)	6/18 at 100.00	AAA	7,167,521
1,420	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2009A, 5.000%, 2/01/24 (Pre-refunded 2/01/19)	2/19 at 100.00	AA+	1,466,775
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2009A:
405	5.000%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	Aa1	412,707
10	5.000%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	10,180
1,490	5.000%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	Aa1	1,518,355
1,015	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/40 (Pre-refunded 7/01/19)	7/19 at 100.00	A	1,061,467
1,895	Virginia Public School Authority, Special Obligation School Financing Bonds, Montgomery County, Series 2011, 5.000%, 1/15/27 (Pre-refunded 1/15/21)	1/21 at 100.00	AA+	2,071,046
2,840	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	3,217,521
2,160	Washington County Industrial Development Authority, Virginia, Public Facilities Lease Revenue Bonds, Refunding Series 2010, 5.500%, 8/01/40 (Pre-refunded 8/01/20)	8/20 at 100.00	AA-	2,358,655
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds 2009A, 5.125%, 7/01/32 (Pre-refunded 7/01/19)	7/19 at 100.00	AA-	1,048,100
1,980	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44 (Pre-refunded 1/01/19)	1/19 at 100.00	A+	2,047,280
58,135	Total U.S. Guaranteed			61,156,629
	Utilities – 4.1%
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	D	1,835,000
3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2007A, 5.600%, 11/01/31 (Alternative Minimum Tax)	5/18 at 100.00	A2	3,007,860
3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2009A, 5.000%, 5/01/23	5/19 at 100.00	A2	3,116,040
	Guam Power Authority, Revenue Bonds, Series 2012A:
390	5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	424,503
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,624,860
1,350	5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	1,462,968

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 5,000	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A, 5.000%, 1/15/32	1/26 at 100.00	AA	$ 5,798,700
16,240	Total Utilities			17,269,931
	Water and Sewer – 3.2%
1,500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	1,609,080
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	1,334,753
2,425	Henrico County, Virginia, Water and Sewer System Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AAA	2,770,005
1,395	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA	1,454,734
1,455	Newport News, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 7/15/19	No Opt. Call	AAA	1,524,563
4,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	4,631,320
11,995	Total Water and Sewer			13,324,455
$ 409,305	Total Municipal Bonds (cost $392,516,957)			410,285,040

Shares	Description (1)	Value
	COMMON STOCKS – 0.4%
	Airlines – 0.4%
32,138	American Airlines Group Inc. (6)	$ 1,743,487
	Total Common Stocks (cost $905,444)	1,743,487

	Total Long-Term Investments (cost $393,422,401)	412,028,527

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.6%
	MUNICIPAL BONDS – 0.6%
	Health Care – 0.6%
$ 2,425	Norfolk Economic Development Authority, Virginia, Variable Rate Demand Obligations, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2016B, 1.050%, 11/01/34 (7)	5/18 at 100.00	VMIG-1	$ 2,425,000
$ 2,425	Total Short-Term Investments (cost $2,425,000)			2,425,000
	Total Investments (cost $395,847,401) – 99.2%			414,453,527
	Other Assets Less Liabilities – 0.8%			3,240,647
	Net Assets – 100%			$ 417,694,174

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    February 28, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –       Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –       Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –       Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$410,285,040	$ —	$410,285,040
Common Stocks	1,743,487	—	—	1,743,487
Short-Term Investments:
Municipal Bonds	—	2,425,000	—	2,425,000
Total	$1,743,487	$412,710,040	$ —	$414,453,527
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2018.
Tax cost of investments	$395,493,206
Gross unrealized:
Appreciation	$ 21,310,035
Depreciation	(2,349,714)
Net unrealized appreciation (depreciation) of investments	$ 18,960,321

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: April 27, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2018